INCOME TAXES - SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax (benefit) provision at the federal statutory rate of 35%	$ (28,446)	$ 50,006	$ 94,475
Change in tax reserves, net	(828)	(2,928)	(86,151)
Foreign income taxed at a different statutory tax rate	(20,277)	(6,077)	(10,456)
State income taxes, net of effect of federal tax benefit	(3,880)	2,208	7,240
Realization of certain deferred tax assets	0	(22,440)	0
Non-taxable contingent consideration fair value adjustments	1,020	(4,517)	(4,439)
Non-taxable foreign currency exchange gains	(6,837)	(4,306)	0
Unbenefited losses	1,730	4,264	5,433
Non-deductible goodwill associated with the sale of Urbanspoon	0	0	6,982
Non-taxable sale and non-deductible goodwill associated with ShoeBuy	(13,142)	4,920	0
Goodwill impairment of Publishing	10,649	0	0
Non-deductible impairments for certain cost method investments	3,489	2,341	23,310
Deferred tax adjustment for enacted changes in tax laws and rates	(4,594)	0	0
Other, net	(3,818)	6,045	(1,022)
Income tax (benefit) provision	$ (64,934)	$ 29,516	$ 35,372
Federal statutory income tax rate (percentage)	35.00%	35.00%	35.00%